Accounts Receivable (Tables)	12 Months Ended
Feb. 28, 2013
Accounts Receivable
Schedule of accounts receivable

	February 28,	February 29,
(In thousands)	2013	2012

Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841